Mining interests - Schedule of Gain (Loss) on Sale of Operations (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 02, 2022	Nov. 30, 2021	Oct. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal Groups, Including Discontinued Operations [Line Items]
Net losses (gains) on sale of mineral properties (Note 8)				$ (2,804)	$ 22,463
Kiaka Project | Disposal Group, Disposed By Sale, Not Discontinued Operations
Disposal Groups, Including Discontinued Operations [Line Items]
Initial payment received upon agreement execution		$ 450
Cash consideration received upon closing		22,500
Common shares of WAF, issued upon closing		20,530
Deferred consideration, one year from closing discounted at 10.22%		41,239
NSR Royalty		18,488		0	18,488
Discount rate			10.22%
Transaction costs		(248)
Total proceeds from sale, net of transaction costs	$ 45,000	102,959
Total assets sold		85,656
Total liabilities sold		(5,356)
Net assets sold		80,300
Net losses (gains) on sale of mineral properties (Note 8)		22,659	$ 23,000
Toega Project | Disposal Group, Disposed By Sale, Not Discontinued Operations
Disposal Groups, Including Discontinued Operations [Line Items]
Initial payment received upon agreement execution						$ 9,000
Cash consideration received upon closing		9,000
NSR Royalty		2,599		0	2,599
Tax guarantee receivable		1,858		$ 0	$ 1,858
Transaction costs		(18)
Total proceeds from sale, net of transaction costs		22,439
Total assets sold		23,237
Total liabilities sold		(602)
Net assets sold		22,635
Net losses (gains) on sale of mineral properties (Note 8)		$ (196)